Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary of premises and equipment
Total, premises and equipment	$ 58,753	$ 58,195
Less accumulated depreciation	22,364	20,697
Premises and equipment, net	36,389	37,498
Land and land improvements
Summary of premises and equipment
Total, premises and equipment	10,165	10,152
Buildings and improvements
Summary of premises and equipment
Total, premises and equipment	35,588	35,504
Furniture and equipment
Summary of premises and equipment
Total, premises and equipment	12,906	12,016
Construction in progress
Summary of premises and equipment
Total, premises and equipment	$ 94	$ 523